Revenue - Summary of Revenue by Service Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of products and services [line items]
Revenue	$ 912,643	$ 928,258	$ 809,120
Industry-specific [member]
Disclosure of products and services [line items]
Revenue	372,505	364,022	307,214
Finance and accounting [member]
Disclosure of products and services [line items]
Revenue	212,563	211,069	175,194
Customer experience services [member]
Disclosure of products and services [line items]
Revenue	154,368	192,466	183,199
Research and analytics [member]
Disclosure of products and services [line items]
Revenue	94,545	96,337	91,716
Auto claims [member]
Disclosure of products and services [line items]
Revenue	54,620	46,418	34,885
Others [member]
Disclosure of products and services [line items]
Revenue	$ 24,042	$ 17,946	$ 16,912